Derivative Financial Instruments and Market Risks - Disclosure of Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	€ 4,521	€ 4,283	€ 3,228
Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	4,085	3,767	2,753
Notional amount [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436	417	475
Notional amount [member] | Less than 1 year [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550		903
Notional amount [member] | Later than two years and not later than three years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	872	1,550
Notional amount [member] | Later than three years and not later than four years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		834	1,550
Notional amount [member] | Later than four years and not later than five years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2,042		475
Notional amount [member] | More than 5 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	57	1,842
Notional amount [member] | More than 6 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		57	300
Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	42	51	100
Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	38	55	102
Fair value [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	5	2	(2)
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550	1,550	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550	1,550	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Notional amount [member] | Less than 1 year [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Notional amount [member] | Later than two years and not later than three years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Notional amount [member] | Later than three years and not later than four years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	30	58	88
Interest rate swaps pay capitalized Eonia / receive 1.58 percent [Member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	30	58	88
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2,000	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2,000	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Notional amount [member] | Later than four years and not later than five years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	2,000
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Notional amount [member] | More than 5 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	15	(6)
Interest rate swaps pay capitalized Eonia / receive 0.06% [member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	15	(6)
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436	417	475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436	417	475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Notional amount [member] | Later than two years and not later than three years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Notional amount [member] | Later than three years and not later than four years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		417
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Notional amount [member] | Later than four years and not later than five years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			475
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(1)	3	10
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% [Member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(1)	3	10
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Notional amount [member] | Later than four years and not later than five years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	42
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Notional amount [member] | More than 5 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	57	42
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Notional amount [member] | More than 6 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		57
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(6)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent [Member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	(6)
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Notional amount [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Notional amount [member] | Later than two years and not later than three years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	436
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Notional amount [member] | Later than three years and not later than four years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents		417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	5	2
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor [Member] | Fair value [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents	€ 5	€ 2
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | Notional amount [member] | More than 6 years [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			300
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1
Interest rate swaps pay capitalized Eonia / receive -0.01% [Member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			1
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | Notional amount [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | Notional amount [member] | Less than 1 year [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			475
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(2)
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor [Member] | Fair value [member] | Derivatives Designated as Cash Flow Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			(2)
Interest rate swaps pay 3-month Euribor / receive 1.15% [member] | Notional amount [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			428
Interest rate swaps pay 3-month Euribor / receive 1.15% [member] | Notional amount [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			428
Interest rate swaps pay 3-month Euribor / receive 1.15% [member] | Notional amount [member] | Less than 1 year [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			428
Interest rate swaps pay 3-month Euribor / receive 1.15% [member] | Fair value [member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			3
Interest rate swaps pay 3-month Euribor / receive 1.15% [member] | Fair value [member] | Derivatives Designated as Fair Value Hedges [Member]
Disclosure of Detailed Information About Financial Instruments [Line Items]
Currency and interest rate derivatives used to manage debt, net of cash and cash equivalents			€ 3